CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Interest and similar income	S/ 11,850,406	S/ 11,547,648	S/ 12,381,664
Interest and similar expenses	(2,488,426)	(2,976,306)	(3,289,913)
Net interest, similar income and expenses	9,361,980	8,571,342	9,091,751
Expected loss provision on loan portfolio	(1,558,951)	(6,080,289)	(2,100,091)
Recoveries of written-off loans	346,728	159,781	254,155
Provision for credit losses on loan portfolio, net of recoveries	(1,212,223)	(5,920,508)	(1,845,936)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	8,149,757	2,650,834	7,245,815
Other income
Commissions and fees	3,493,734	2,912,778	3,232,781
Net gain on foreign exchange transactions	920,797	622,783	748,382
Net gain on securities	28,650	523,082	546,814
Net gain on derivatives held for trading	185,271	40,789	6,043
Net gain from exchange differences	34,698	19,804	19,520
Others	263,716	286,981	344,229
Total other income	4,926,866	4,406,217	4,897,769
Insurance underwriting result
Net premiums earned	2,671,530	2,428,060	2,394,243
Net claims incurred for life, general and health insurance contracts	(2,341,917)	(1,708,113)	(1,531,418)
Acquisition cost	(333,334)	(361,814)	(365,848)
Total insurance underwriting result	(3,721)	358,133	496,977
Other expenses
Salaries and employee benefits	(3,668,476)	(3,312,954)	(3,411,023)
Administrative expenses	(2,956,093)	(2,386,108)	(2,361,117)
Depreciation and amortization	(521,967)	(497,910)	(455,033)
Impairment loss on goodwill	0	(63,978)	0
Depreciation for right-of-use assets	(161,287)	(172,005)	(169,406)
Others	(432,263)	(758,068)	(268,469)
Total other expenses	(7,740,086)	(7,191,023)	(6,665,048)
Profit before income tax	5,332,816	224,161	5,975,513
Income tax	(1,660,987)	109,977	(1,623,182)
Net profit	3,671,829	334,138	4,352,331
Attributable to:
Credicorp's equity holders	3,584,582	346,894	4,265,304
Non-controlling interest	87,247	(12,756)	87,027
Net profit	S/ 3,671,829	S/ 334,138	S/ 4,352,331
Net basic and dilutive earnings per share attributable to Credicorp's equity holders:
Basic (in sol per share)	S/ 45.09	S/ 4.37	S/ 53.66
Diluted (in sol per share)	S/ 44.99	S/ 4.36	S/ 53.53